Principal Activities and Reorganization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Mar. 10, 2020	Feb. 12, 2020	Jun. 30, 2019	Feb. 29, 2020	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2023
Principal Activities and Reorganization [Line Items]
Percentage of shareholders received shares of company							78.13%
Percentage of shareholders pending registration							21.87%
Shares issued, price per ADR		$ 10.5
IPO [Member]
Principal Activities and Reorganization [Line Items]
Shares issued				5,250,000
American depository receipts, description				20 class A common shares
Shares issued, price per ADR				$ 10.5
Series A Preferred Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			105,122,000
Series B Preferred Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			185,512,580
Series B+ redeemable preferred shares [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			43,937,180
Series B++ redeemable preferred shares [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			16,574,460
Redeemable Preferred Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued					98,900,000	98,900,000
American Depositary Shares [Member] | IPO [Member]
Principal Activities and Reorganization [Line Items]
Shares issued	5,322,453	5,322,453
Proceeds from Issuance Initial Public Offering	$ 55.9
American Depositary Shares [Member] | Over-Allotment Option [Member]
Principal Activities and Reorganization [Line Items]
Shares issued	72,453	72,453
Shares issued, price per ADR	$ 10.5
Common Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			261,072,000		184,200,000	184,200,000